Annual Fund Operating Expenses - (Allspring U.S. Equity Funds - Classes A, C, R6, Administrator and Institutional)	Jul. 31, 2025
(Allspring Disciplined U.S. Core Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
(Allspring Disciplined U.S. Core Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.84%	[1]
(Allspring Disciplined U.S. Core Fund) | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	1.59%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.59%	[1]
(Allspring Disciplined U.S. Core Fund) | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.42%	[1]
(Allspring Disciplined U.S. Core Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.52%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.48%	[1]
(Allspring Growth Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
(Allspring Growth Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.03%)
Net Expenses (as a percentage of Assets)	1.15%	[2]
(Allspring Growth Fund) | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.70%	[2]
(Allspring Growth Fund) | Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.96%	[2]
(Allspring Growth Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	0.75%	[2]
(Allspring Large Cap Core Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
(Allspring Large Cap Core Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.20%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.07%	[3]
(Allspring Large Cap Core Fund) | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.95%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.82%	[3]
(Allspring Large Cap Core Fund) | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.65%	[3]
(Allspring Large Cap Core Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.21%)
Net Expenses (as a percentage of Assets)	0.67%	[3]
(Allspring Large Cap Growth Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
(Allspring Large Cap Growth Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	1.02%	[4]
(Allspring Large Cap Growth Fund) | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.60%	[4]
(Allspring Large Cap Growth Fund) | Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	0.94%	[4]
(Allspring Large Cap Growth Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.70%	[4]
(Allspring Premier Large Company Growth Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
(Allspring Premier Large Company Growth Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.47%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.10%	[5]
(Allspring Premier Large Company Growth Fund) | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	0.65%	[5]
(Allspring Premier Large Company Growth Fund) | Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	1.00%	[5]
(Allspring Premier Large Company Growth Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.70%	[5]
(Allspring Special Large Cap Value Fund)
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
(Allspring Special Large Cap Value Fund) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.82%	[6]
(Allspring Special Large Cap Value Fund) | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.40%	[6]
(Allspring Special Large Cap Value Fund) | Administrator Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.75%	[6]
(Allspring Special Large Cap Value Fund) | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.06%)
Net Expenses (as a percentage of Assets)	0.50%	[6]

[1]
2.	The Manager has contractually committed through November 30, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.86% for Class A, 1.61% for Class C, 0.43% for Class R6 and 0.48% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[2]
2.	The Manager has contractually committed through November 30, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Class A, 0.70% for Class R6, 0.96% for Administrator Class and 0.75% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[3]
2.	The Manager has contractually committed through November 30, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.07% for Class A, 1.82% for Class C, 0.65% for Class R6 and 0.67% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[4]
1.	The Manager has contractually committed through November 30, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.02% for Class A, 0.60% for Class R6, 0.94% for Administrator Class and 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[5]
1.	The Manager has contractually committed through November 30, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 1.10% for Class A, 0.65% for Class R6, 1.00% for Administrator Class and 0.70% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

[6]
2.	The Manager has contractually committed through November 30, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.82% for Class A, 0.40% for Class R6, 0.75% for Administrator Class and 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.